UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-3006

 NAME OF REGISTRANT:                     John Hancock Bond Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 601 Congress Street
                                         Boston, MA 02210

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Charles Rizzo
                                         601 Congress Street
                                         Boston, MA 02210

 REGISTRANT'S TELEPHONE NUMBER:          617-663-3000

 DATE OF FISCAL YEAR END:                05/31

 DATE OF REPORTING PERIOD:               07/01/2017 - 06/30/2018


2X04 John Hancock Funds Government Income Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


2X05 John Hancock Funds High Yield Fund
--------------------------------------------------------------------------------------------------------------------------
 ALLERGAN PLC                                                                                Agenda Number:  934748407
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0177J108
    Meeting Type:  Annual
    Meeting Date:  02-May-2018
          Ticker:  AGN
            ISIN:  IE00BY9D5467
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Nesli Basgoz, M.D.                  Mgmt          For                            For

1b.    Election of Director: Paul M. Bisaro                      Mgmt          For                            For

1c.    Election of Director: Joseph H. Boccuzi                   Mgmt          For                            For

1d.    Election of Director: Christopher W. Bodine               Mgmt          For                            For

1e.    Election of Director: Adriane M. Brown                    Mgmt          For                            For

1f.    Election of Director: Christopher J.                      Mgmt          For                            For
       Coughlin

1g.    Election of Director: Carol Anthony (John)                Mgmt          For                            For
       Davidson

1h.    Election of Director: Catherine M. Klema                  Mgmt          For                            For

1i.    Election of Director: Peter J. McDonnell,                 Mgmt          For                            For
       M.D.

1j.    Election of Director: Patrick J. O'Sullivan               Mgmt          For                            For

1k.    Election of Director: Brenton L. Saunders                 Mgmt          For                            For

1l.    Election of Director: Fred G. Weiss                       Mgmt          For                            For

2.     To approve, in a non-binding vote, Named                  Mgmt          For                            For
       Executive Officer compensation.

3.     To ratify, in a non-binding vote, the                     Mgmt          For                            For
       appointment of PricewaterhouseCoopers LLP
       as the Company's independent auditor for
       the fiscal year ending December 31, 2018
       and to authorize, in a binding vote, the
       Board of Directors, acting through its
       Audit and Compliance Committee, to
       determine PricewaterhouseCoopers LLP's
       remuneration.

4.     To renew the authority of the directors of                Mgmt          For                            For
       the Company (the "Directors") to issue
       shares.

5A.    To renew the authority of the Directors to                Mgmt          For                            For
       issue shares for cash without first
       offering shares to existing shareholders.

5B.    To authorize the Directors to allot new                   Mgmt          For                            For
       shares up to an additional 5% for cash in
       connection with an acquisition or other
       capital investment.

6.     To consider a shareholder proposal                        Shr           For                            Against
       requiring an independent Board Chairman, if
       properly presented at the meeting.




--------------------------------------------------------------------------------------------------------------------------
 HALCON RESOURCES CORPORATION                                                                Agenda Number:  934763310
--------------------------------------------------------------------------------------------------------------------------
        Security:  40537Q605
    Meeting Type:  Annual
    Meeting Date:  14-May-2018
          Ticker:  HK
            ISIN:  US40537Q6052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       William J. Campbell                                       Mgmt          Withheld                       Against
       James W. Christmas                                        Mgmt          Withheld                       Against
       Michael L. Clark                                          Mgmt          Withheld                       Against
       Ronald D. Scott                                           Mgmt          For                            For

2.     To ratify the appointment of Deloitte &                   Mgmt          For                            For
       Touche LLP, an independent registered
       public accounting firm, as our independent
       registered public accountant for the fiscal
       year ending December 31, 2018.




--------------------------------------------------------------------------------------------------------------------------
 SANDRIDGE ENERGY, INC.                                                                      Agenda Number:  934829233
--------------------------------------------------------------------------------------------------------------------------
        Security:  80007P869
    Meeting Type:  Annual
    Meeting Date:  19-Jun-2018
          Ticker:  SD
            ISIN:  US80007P8692
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Sylvia K. Barnes - Company Nominee: The                   Mgmt          For                            For
       board of directors recommends a "FOR" vote.
       A shareholder may indicate a "FOR" vote
       only with respect to seven (7) of the
       twelve (12) director nominees. Shareholders
       are not to vote "FOR" more than a total of
       seven (7) director nominees. *Please Note:
       Abstain = Withhold

1B.    Kenneth H. Beer - Company Nominee: The                    Mgmt          Abstain                        Against
       board of directors recommends a "FOR" vote.
       A shareholder may indicate a "FOR" vote
       only with respect to seven (7) of the
       twelve (12) director nominees. Shareholders
       are not to vote "FOR" more than a total of
       seven (7) director nominees. *Please Note:
       Abstain = Withhold

1C.    Michael L. Bennett - Company Nominee: The                 Mgmt          For                            For
       board of directors recommends a "FOR" vote.
       A shareholder may indicate a "FOR" vote
       only with respect to seven (7) of the
       twelve (12) director nominees. Shareholders
       are not to vote "FOR" more than a total of
       seven (7) director nominees. *Please Note:
       Abstain = Withhold

1D.    William (Bill) M. Griffin, Jr. - Company                  Mgmt          For                            For
       Nominee: The board of directors recommends
       a "FOR" vote. A shareholder may indicate a
       "FOR" vote only with respect to seven (7)
       of the twelve (12) director nominees.
       Shareholders are not to vote "FOR" more
       than a total of seven (7) director
       nominees. *Please Note: Abstain = Withhold

1E.    David J. Kornder - Company Nominee: The                   Mgmt          For                            For
       board of directors recommends a "FOR" vote.
       A shareholder may indicate a "FOR" vote
       only with respect to seven (7) of the
       twelve (12) director nominees. Shareholders
       are not to vote "FOR" more than a total of
       seven (7) director nominees. *Please Note:
       Abstain = Withhold

1F.    Bob G. Alexander - Icahn Nominee: The board               Mgmt          Abstain
       of directors makes "NO RECOMMENDATION." A
       shareholder may indicate a "FOR" vote only
       with respect to seven (7) of the twelve
       (12) director nominees. Shareholders are
       not to vote "FOR" more than a total of
       seven (7) director nominees. *Please Note:
       Abstain = Withhold

1G.    Jonathan Christodoro - Icahn Nominee The                  Mgmt          For                            Against
       board of directors recommends a "WITHHOLD"
       vote. A shareholder may indicate a "FOR"
       vote only with respect to seven (7) of the
       twelve (12) director nominees. Shareholders
       are not to vote "FOR" more than a total of
       seven (7) director nominees. *Please Note:
       Abstain = Withhold

1H.    Nancy Dunlap - Icahn Nominee: The board of                Mgmt          Abstain                        For
       directors recommends a "WITHHOLD" vote. A
       shareholder may indicate a "FOR" vote only
       with respect to seven (7) of the twelve
       (12) director nominees. Shareholders are
       not to vote "FOR" more than a total of
       seven (7) director nominees. *Please Note:
       Abstain = Withhold

1I.    Jonathan Frates - Icahn Nominee: The board                Mgmt          Abstain                        For
       of directors recommends a "WITHHOLD" vote.
       A shareholder may indicate a "FOR" vote
       only with respect to seven (7) of the
       twelve (12) director nominees. Shareholders
       are not to vote "FOR" more than a total of
       seven (7) director nominees. *Please Note:
       Abstain = Withhold

1J.    Nicholas Graziano - Icahn Nominee: The                    Mgmt          Abstain                        For
       board of directors recommends a "WITHHOLD"
       vote. A shareholder may indicate a "FOR"
       vote only with respect to seven (7) of the
       twelve (12) director nominees. Shareholders
       are not to vote "FOR" more than a total of
       seven (7) director nominees. *Please Note:
       Abstain = Withhold

1K.    John "Jack" Lipinski - Icahn Nominee: The                 Mgmt          For
       board of directors makes "NO
       RECOMMENDATION." A shareholder may indicate
       a "FOR" vote only with respect to seven (7)
       of the twelve (12) director nominees.
       Shareholders are not to vote "FOR" more
       than a total of seven (7) director
       nominees. *Please Note: Abstain = Withhold

1L.    Randolph C. Read - Icahn Nominee: The board               Mgmt          For
       of directors makes "NO RECOMMENDATION." A
       shareholder may indicate a "FOR" vote only
       with respect to seven (7) of the twelve
       (12) director nominees. Shareholders are
       not to vote "FOR" more than a total of
       seven (7) director nominees. *Please Note:
       Abstain = Withhold

2.     Company proposal: Ratify the continuation                 Mgmt          Against                        Against
       of the short-term rights plan through
       November 26, 2018.

3.     Company proposal: Ratify the selection of                 Mgmt          For                            For
       PricewaterhouseCoopers LLP as our
       independent registered public accounting
       firm for the fiscal year ending December
       31, 2018.

4.     Company proposal: Approve, in a non-binding               Mgmt          Against                        Against
       vote, the compensation provided to the
       Company's named executive officers.



2X06 John Hancock Funds Investment Grade Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


3340 JHF Global Conservative Absolute Return
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


3375 JHF ESG Core Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Global Short Duration Credit Fund
--------------------------------------------------------------------------------------------------------------------------
 ALLERGAN PLC                                                                                Agenda Number:  934748407
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0177J108
    Meeting Type:  Annual
    Meeting Date:  02-May-2018
          Ticker:  AGN
            ISIN:  IE00BY9D5467
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Nesli Basgoz, M.D.                  Mgmt          For                            For

1b.    Election of Director: Paul M. Bisaro                      Mgmt          For                            For

1c.    Election of Director: Joseph H. Boccuzi                   Mgmt          For                            For

1d.    Election of Director: Christopher W. Bodine               Mgmt          For                            For

1e.    Election of Director: Adriane M. Brown                    Mgmt          For                            For

1f.    Election of Director: Christopher J.                      Mgmt          For                            For
       Coughlin

1g.    Election of Director: Carol Anthony (John)                Mgmt          For                            For
       Davidson

1h.    Election of Director: Catherine M. Klema                  Mgmt          For                            For

1i.    Election of Director: Peter J. McDonnell,                 Mgmt          For                            For
       M.D.

1j.    Election of Director: Patrick J. O'Sullivan               Mgmt          For                            For

1k.    Election of Director: Brenton L. Saunders                 Mgmt          For                            For

1l.    Election of Director: Fred G. Weiss                       Mgmt          For                            For

2.     To approve, in a non-binding vote, Named                  Mgmt          For                            For
       Executive Officer compensation.

3.     To ratify, in a non-binding vote, the                     Mgmt          For                            For
       appointment of PricewaterhouseCoopers LLP
       as the Company's independent auditor for
       the fiscal year ending December 31, 2018
       and to authorize, in a binding vote, the
       Board of Directors, acting through its
       Audit and Compliance Committee, to
       determine PricewaterhouseCoopers LLP's
       remuneration.

4.     To renew the authority of the directors of                Mgmt          For                            For
       the Company (the "Directors") to issue
       shares.

5A.    To renew the authority of the Directors to                Mgmt          For                            For
       issue shares for cash without first
       offering shares to existing shareholders.

5B.    To authorize the Directors to allot new                   Mgmt          For                            For
       shares up to an additional 5% for cash in
       connection with an acquisition or other
       capital investment.

6.     To consider a shareholder proposal                        Shr           For                            Against
       requiring an independent Board Chairman, if
       properly presented at the meeting.




--------------------------------------------------------------------------------------------------------------------------
 FRONTERA ENERGY CORPORATION                                                                 Agenda Number:  934805081
--------------------------------------------------------------------------------------------------------------------------
        Security:  35905B107
    Meeting Type:  Annual and Special
    Meeting Date:  31-May-2018
          Ticker:  FECCF
            ISIN:  CA35905B1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To set the number of Directors at 6.                      Mgmt          For                            For

2      DIRECTOR
       Luis Fernando Alarcon                                     Mgmt          For                            For
       W. Ellis Armstrong                                        Mgmt          For                            For
       Gabriel de Alba                                           Mgmt          For                            For
       Raymond Bromark                                           Mgmt          For                            For
       Russell Ford                                              Mgmt          For                            For
       Camilo Marulanda                                          Mgmt          For                            For

3      Appointment of Ernst & Young LLP as                       Mgmt          For                            For
       Auditors of the Corporation for the ensuing
       year and authorizing the Directors to fix
       their remuneration.

4      To authorize, confirm and approve the                     Mgmt          For                            For
       subdivision of the Corporation's issued and
       fully paid common shares on a two-for-one
       basis.




--------------------------------------------------------------------------------------------------------------------------
 HALCON RESOURCES CORPORATION                                                                Agenda Number:  934763310
--------------------------------------------------------------------------------------------------------------------------
        Security:  40537Q605
    Meeting Type:  Annual
    Meeting Date:  14-May-2018
          Ticker:  HK
            ISIN:  US40537Q6052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       William J. Campbell                                       Mgmt          Withheld                       Against
       James W. Christmas                                        Mgmt          Withheld                       Against
       Michael L. Clark                                          Mgmt          Withheld                       Against
       Ronald D. Scott                                           Mgmt          For                            For

2.     To ratify the appointment of Deloitte &                   Mgmt          For                            For
       Touche LLP, an independent registered
       public accounting firm, as our independent
       registered public accountant for the fiscal
       year ending December 31, 2018.




--------------------------------------------------------------------------------------------------------------------------
 SANDRIDGE ENERGY, INC.                                                                      Agenda Number:  934829233
--------------------------------------------------------------------------------------------------------------------------
        Security:  80007P869
    Meeting Type:  Annual
    Meeting Date:  19-Jun-2018
          Ticker:  SD
            ISIN:  US80007P8692
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Sylvia K. Barnes - Company Nominee: The                   Mgmt          For                            For
       board of directors recommends a "FOR" vote.
       A shareholder may indicate a "FOR" vote
       only with respect to seven (7) of the
       twelve (12) director nominees. Shareholders
       are not to vote "FOR" more than a total of
       seven (7) director nominees. *Please Note:
       Abstain = Withhold

1B.    Kenneth H. Beer - Company Nominee: The                    Mgmt          Abstain                        Against
       board of directors recommends a "FOR" vote.
       A shareholder may indicate a "FOR" vote
       only with respect to seven (7) of the
       twelve (12) director nominees. Shareholders
       are not to vote "FOR" more than a total of
       seven (7) director nominees. *Please Note:
       Abstain = Withhold

1C.    Michael L. Bennett - Company Nominee: The                 Mgmt          For                            For
       board of directors recommends a "FOR" vote.
       A shareholder may indicate a "FOR" vote
       only with respect to seven (7) of the
       twelve (12) director nominees. Shareholders
       are not to vote "FOR" more than a total of
       seven (7) director nominees. *Please Note:
       Abstain = Withhold

1D.    William (Bill) M. Griffin, Jr. - Company                  Mgmt          For                            For
       Nominee: The board of directors recommends
       a "FOR" vote. A shareholder may indicate a
       "FOR" vote only with respect to seven (7)
       of the twelve (12) director nominees.
       Shareholders are not to vote "FOR" more
       than a total of seven (7) director
       nominees. *Please Note: Abstain = Withhold

1E.    David J. Kornder - Company Nominee: The                   Mgmt          For                            For
       board of directors recommends a "FOR" vote.
       A shareholder may indicate a "FOR" vote
       only with respect to seven (7) of the
       twelve (12) director nominees. Shareholders
       are not to vote "FOR" more than a total of
       seven (7) director nominees. *Please Note:
       Abstain = Withhold

1F.    Bob G. Alexander - Icahn Nominee: The board               Mgmt          Abstain
       of directors makes "NO RECOMMENDATION." A
       shareholder may indicate a "FOR" vote only
       with respect to seven (7) of the twelve
       (12) director nominees. Shareholders are
       not to vote "FOR" more than a total of
       seven (7) director nominees. *Please Note:
       Abstain = Withhold

1G.    Jonathan Christodoro - Icahn Nominee The                  Mgmt          For                            Against
       board of directors recommends a "WITHHOLD"
       vote. A shareholder may indicate a "FOR"
       vote only with respect to seven (7) of the
       twelve (12) director nominees. Shareholders
       are not to vote "FOR" more than a total of
       seven (7) director nominees. *Please Note:
       Abstain = Withhold

1H.    Nancy Dunlap - Icahn Nominee: The board of                Mgmt          Abstain                        For
       directors recommends a "WITHHOLD" vote. A
       shareholder may indicate a "FOR" vote only
       with respect to seven (7) of the twelve
       (12) director nominees. Shareholders are
       not to vote "FOR" more than a total of
       seven (7) director nominees. *Please Note:
       Abstain = Withhold

1I.    Jonathan Frates - Icahn Nominee: The board                Mgmt          Abstain                        For
       of directors recommends a "WITHHOLD" vote.
       A shareholder may indicate a "FOR" vote
       only with respect to seven (7) of the
       twelve (12) director nominees. Shareholders
       are not to vote "FOR" more than a total of
       seven (7) director nominees. *Please Note:
       Abstain = Withhold

1J.    Nicholas Graziano - Icahn Nominee: The                    Mgmt          Abstain                        For
       board of directors recommends a "WITHHOLD"
       vote. A shareholder may indicate a "FOR"
       vote only with respect to seven (7) of the
       twelve (12) director nominees. Shareholders
       are not to vote "FOR" more than a total of
       seven (7) director nominees. *Please Note:
       Abstain = Withhold

1K.    John "Jack" Lipinski - Icahn Nominee: The                 Mgmt          For
       board of directors makes "NO
       RECOMMENDATION." A shareholder may indicate
       a "FOR" vote only with respect to seven (7)
       of the twelve (12) director nominees.
       Shareholders are not to vote "FOR" more
       than a total of seven (7) director
       nominees. *Please Note: Abstain = Withhold

1L.    Randolph C. Read - Icahn Nominee: The board               Mgmt          For
       of directors makes "NO RECOMMENDATION." A
       shareholder may indicate a "FOR" vote only
       with respect to seven (7) of the twelve
       (12) director nominees. Shareholders are
       not to vote "FOR" more than a total of
       seven (7) director nominees. *Please Note:
       Abstain = Withhold

2.     Company proposal: Ratify the continuation                 Mgmt          Against                        Against
       of the short-term rights plan through
       November 26, 2018.

3.     Company proposal: Ratify the selection of                 Mgmt          For                            For
       PricewaterhouseCoopers LLP as our
       independent registered public accounting
       firm for the fiscal year ending December
       31, 2018.

4.     Company proposal: Approve, in a non-binding               Mgmt          Against                        Against
       vote, the compensation provided to the
       Company's named executive officers.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Bond Trust
By (Signature)       /s/ Andrew G. Arnott
Name                 Andrew G. Arnott
Title                President
Date                 08/20/2018